Income Taxes (Tables) - The Arena Group Holdings Inc [Member]	12 Months Ended
Dec. 31, 2022
Schedule of Income Taxes

The components of the (provision) benefit for income taxes consist of the following:

	Years Ended December 31,
	2022	2021
Current tax (provision) benefit:
Federal	$-	$-
State and local	(77)	-
Total current tax (provision) benefit	(77)	-
Deferred tax (provision) benefit:
Federal	12,593	18,028
State and local	3,506	4,440
Change in valuation allowance	(14,959)	(20,794)
Total deferred tax benefit	1,140	1,674
Total income tax benefit	$1,063	$1,674

Schedule of Components of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities were as follows:

	As of December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$51,023	$41,806
Interest limitation carryforward	5,444	2,861
Tax credit carryforwards	264	264
Allowance for doubtful accounts	757	590
Accrued expenses and other	1,340	1,768
Lease termination	1,869	1,897
Liquidated damages	1,717	2,240
Unearned revenue	3,744	5,383
Stock-based compensation	6,931	4,779
Operating lease liability	118	165
Depreciation and amortization	3,706	3,029
Deferred tax assets	76,913	64,782
Valuation allowance	(65,406)	(50,447)
Total deferred tax assets	11,507	14,335
Deferred tax liabilities:
Prepaid expenses	-	(101)
Acquisition-related intangibles	(11,972)	(14,596)
Total deferred tax liabilities	(11,972)	(14,697)
Net deferred tax liabilities	$(465)	$(362)

Schedule of Tax Benefit and Effective Income Tax

The provision (benefit) for income taxes on the statements of operations differs from the amount computed by applying the statutory federal income tax rate to loss before the benefit for income taxes, as follows:

	Years Ended December 31,
	2022		2021
	Amount	Percent	Amount	Percent
Federal benefit expected at statutory rate	$(14,375)	21.0%	$(19,239)	21.0%
State and local taxes, net of federal benefit	(3,429)	5.0%	(4,440)	4.8%
Stock-based compensation	3,894	-5.7%	4,882	-5.3%
Unearned revenue	(696)	1.0%	(2,703)	3.0%
Interest expense	56	-0.1%	64	-0.1%
Liquidated damages	(760)	1.1%	-	0.0%
Gain upon debt extinguishment	-	0.0%	(1,201)	1.3%
Other differences, net	(997)	1.6%	213	-0.2%
Valuation allowance	14,959	-21.9%	20,794	-22.7%
Other permanent differences	285	-0.4%	(44)	0.0%
Income tax benefit and effective income tax rate	$(1,063)	1.6%	(1,674)	1.8%